Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 9,591,294	$ 8,030,082	$ 32,175,015	$ 33,877,359
Costs and Expenses
Selling expenses	6,874,581	6,054,757	24,029,532	26,333,156
General and administrative expenses	5,808,768	5,075,300	15,589,410	13,975,455
Restructuring and severance expenses			1,205,689
Total Costs and Expenses	12,683,349	11,130,057	40,824,631	40,308,611
Loss from Operations	(3,092,055)	(3,099,975)	(8,649,616)	(6,431,252)
Other (Expenses) Income
Other income	21,931	74,327	90,783	444,689
Other expense	(45,528)	(384)	(56,539)	(28,522)
Interest expense, net of interest income	(9,104)	(4,705)	(22,641)	(14,748)
Change in fair value of contingent purchase consideration	(482,059)	(569,076)	(1,397,833)	(569,076)
Amortization of present value discount				(12,833)
(Loss) gain on marketable securities	(49,250)	(200,000)	43,250	(292,500)
Total Other Income (Expenses)	(564,010)	(699,838)	(1,342,980)	(472,990)
Loss Before income taxes	(3,656,065)	(3,799,813)	(9,992,596)	(6,904,242)
Income tax provision	(167,574)	284,636	(200,518)	8,136
Net Loss	(3,823,639)	(3,515,177)	(10,193,114)	(6,896,106)
Other Comprehensive Loss
Foreign currency translation adjustment	(367,765)	(154,572)	(877,996)	(413,917)
Comprehensive Loss	$ (4,191,404)	$ (3,669,749)	$ (11,071,110)	$ (7,310,023)
Loss per common share – basic and diluted	$ (0.14)	$ (0.15)	$ (0.41)	$ (0.33)
Weighted average number of common shares outstanding – basic and diluted	26,942,389	23,080,193	24,871,319	22,205,785